SECURITIES AVAILABLE FOR SALE (Schedule of Gross Unrealized Gains and Losses Recognized) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013	Sep. 30, 2013	Sep. 30, 2012
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	$ 68,020	$ 87,351	$ 89,112	$ 91,856
Gross Unrealized Gains	765	684	625	2,609
Gross Unrealized Losses	(693)	(1,973)	(1,807)	(9)
Total securities	68,092	86,062	87,930	94,456
States and political subdivisions [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	17,155	22,277	22,717	24,445
Gross Unrealized Gains	609	484	476	1,743
Gross Unrealized Losses	(8)	(238)	(258)
Total securities	17,756	22,523	22,935	26,188
U.S. Government agencies and sponsored entities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	18,256	27,260	27,276	22,250
Gross Unrealized Gains	0			16
Gross Unrealized Losses	(499)	(1,260)	(1,164)	(9)
Total securities	17,757	26,000	26,112	22,257
FHLMC [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	15,023	17,390	17,986	25,330
Gross Unrealized Gains	92	38	69	444
Gross Unrealized Losses	(35)	(134)	(114)
Total securities	15,080	17,294	17,941	25,774
FNMA [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	12,631	12,400	12,876	19,831
Gross Unrealized Gains	64	61	80	406
Gross Unrealized Losses	(39)	(118)	(100)
Total securities	12,656	12,343	12,856	20,237
Collateralized Mortgage Obligations [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	4,955	3,834	4,065
Gross Unrealized Gains	0
Gross Unrealized Losses	(112)	(223)	(171)
Total securities	4,843	3,611	3,894
SBA Loan Pools [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost		4,190	4,192
Gross Unrealized Gains		101
Gross Unrealized Losses
Total securities		$ 4,291	$ 4,192